Assets and liabilities held for sale (Tables)	12 Months Ended
Sep. 30, 2023
Assets and liabilities held for sale
Schedule of assets and liabilities that have been presented as held for sale

Details of the assets and liabilities held for sale are as follows:

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Assets held for sale
Other financial assets	-	20	-	-
Intangible assets	-	55	-	-
Total assets held for sale	-	75	-	-
Liabilities held for sale
Other financial liabilities	-	31	-	-
Provisions	-	1	-	-
Total liabilities held for sale	-	32	-	-